LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

NOTE 2 – LEASES

The Company’s lease portfolio primarily consists of an office lease. The lease had a term from April 17, 2021 to April 16, 2024. On October 13, 2022, the Company early terminated the lease. Instead, the Company relocated with a 12-month new lease. As of December 31, 2025 and 2024, the Company reported no right-of-use assets and lease liabilities.

The following table summarizes the lease costs recognized in the consolidated statements of earnings:

	For the Year Ended December 31,
	2025	2024
Operating lease cost	$-	$-
Short-term lease cost	5,845	7,498
Variable lease cost	-	-
Total lease cost	$5,845	$7,498